Equity - Schedule of Authorized Shares of Common Stock for Future Issuance (Q2) (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total (in shares)	12,794,858	90,367,632
Shares available for future stock incentive awards
Class of Stock [Line Items]
Total (in shares)	3,930,990	35,836,268
Unvested restricted stock units
Class of Stock [Line Items]
Total (in shares)	454,456
Outstanding common stock options
Class of Stock [Line Items]
Total (in shares)	1,889,561	23,306,661
Series A Preferred Stock
Class of Stock [Line Items]
Total (in shares)	5,544,719
Exercise of warrants
Class of Stock [Line Items]
Total (in shares)	975,132	31,224,703